Note 17 - Related Party Transactions (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Operating Leases, Rent Expense	$ 28,977	$ 25,422
Due from Related Parties	2,500	2,500
Minority Shareholders of Subsidiaries [Member]
Operating Leases, Rent Expense	$ 1,400	$ 600
Lessee, Operating Lease, Term of Contract	10 years
Minority Shareholders of Subsidiaries [Member] | Minimum [Member]
Debt Instrument, Term	5 years
Minority Shareholders of Subsidiaries [Member] | Maximum [Member]
Debt Instrument, Term	10 years